RESERVES (Tables)	12 Months Ended
Jun. 30, 2019
RESERVES [Abstract]
Reserves
	Note	2019	2018	2017
		US$	US$	US$
Share-based payments reserve	11(b)	2,287,301	1,897,391	861,973
Foreign currency translation reserve	11(e)	(297,166)	68,917	318,122
		1,990,135	1,966,308	1,180,095

Movements in Share-based Payments Reserve
Date	Details	Number of Incentive Options	Number of Performance Rights	US$
2019
1 Jul 2018	Opening balance	79,700,000	1,500,000	1,897,391
Various	Grant of incentive securities (1), (2)	4,950,000	—	—
31 Jul 2018	Conversion of performance rights	—	(200,000)	(27,828)
31 Dec 2018	Expiry of performance rights	—	(1,100,000)	—
1 Feb 2019	Conversion of performance rights	—	(150,000)	(20,637)
30 Jun 2019	Share based payment expense	—	—	438,375
30 Jun 2019	Closing balance	84,650,000	50,000	2,287,301

2018
1 Jul 2017	Opening balance	56,450,000	2,200,000	861,973
Jul 17 – Jun 18	Grant of incentive securities (1)	28,250,000	400,000	—
31 Dec 2017	Expiry of performance rights	—	(1,100,000)	—
30 May 2018	Exercise of incentive options	(5,000,000)	—	(136,746)
30 Jun 2018	Share based payment expense	—	—	1,172,164
30 Jun 2018	Closing balance	79,700,000	1,500,000	1,897,391

2017
1 Jul 2016	Opening balance	—	4,400,000	—
27 Sep 2016	Grant of Incentive Options	45,000,000	—	—
9 Dec 2016	Grant of Incentive Options	8,000,000	—	—
31 Dec 2016	Lapse of Performance Rights	—	(1,100,000)	—
1 May 2017	Grant of Incentive Options (1)	3,450,000	—	—
30 Jun 2017	Lapse of Performance Rights	—	(1,100,000)	—
30 Jun 2017	Share-based payment expense	—	—	861,973
30 Jun 2017	Closing balance	56,450,000	2,200,000	861,973

Notes:
(1)	For details on the valuation of Incentive Options and Performance Rights, including models and assumptions used, please refer to Note 15 of the financial statements.

(2)
The above number of Incentive Options granted during the 2019 year and outstanding at June 30, 2019, do not include 1,200,000 Incentive Options that were issued and allotted during the 2019 year but were not granted at June 30, 2019 on the basis that the proposed employee had not yet commenced rendering services to the Group.

Movements in Foreign Currency Translation Reserve
	2019	2018	2017
	US$	US$	US$

Balance at July 1	68,917	318,122	259,320
Exchange differences arising on translation of foreign operations	(366,083)	(249,205)	58,802
Balance at June 30	(297,166)	68,917	318,122